Net income by operating segment	12 Months Ended
Dec. 31, 2021
Net Income By Operating Segment
Net income by operating segment

12.	Net income by operating segment

Consolidated Statement of Income by operating segment

2021
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	55,584	74,524	12,051	504	(58,697)	83,966
Intersegments	54,479	1,416	2,564	238	(58,697)	−
Third parties	1,105	73,108	9,487	266	-	83,966
Cost of sales	(23,673)	(65,620)	(9,494)	(503)	56,126	(43,164)
Gross profit (loss)	31,911	8,904	2,557	1	(2,571)	40,802
Income (expenses)	3,283	(1,621)	(2,871)	(1,987)	(22)	(3,218)
Selling	-	(1,543)	(2,653)	(11)	(22)	(4,229)
General and administrative	(152)	(148)	(73)	(803)	-	(1,176)
Exploration costs	(687)	-	-	-	-	(687)
Research and development	(415)	(11)	(25)	(112)	-	(563)
Other taxes	(192)	(122)	(38)	(54)	-	(406)
Impairment of assets	3,107	289	(208)	2	-	3,190
Other income and expenses	1,622	(86)	126	(1,009)	-	653
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	35,194	7,283	(314)	(1,986)	(2,593)	37,584
Net finance income (expense)	-	-	-	(10,966)	-	(10,966)
Results in equity-accounted investments	119	941	98	449	-	1,607
Net income / (loss) before income taxes	35,313	8,224	(216)	(12,503)	(2,593)	28,225
Income taxes	(11,963)	(2,478)	107	5,212	883	(8,239)
Net income (loss) for the year	23,350	5,746	(109)	(7,291)	(1,710)	19,986
Attributable to:
Shareholders of Petrobras	23,353	5,746	(206)	(7,308)	(1,710)	19,875
Non-controlling interests	(3)	-	97	17	-	111

						2020

	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total
Sales revenues	34,395	47,782	7,725	876	(37,095)	53,683
Intersegments	33,524	865	2,455	251	(37,095)	−
Third parties	871	46,917	5,270	625	-	53,683
Cost of sales	(18,098)	(44,011)	(3,985)	(832)	37,731	(29,195)
Gross profit (loss)	16,297	3,771	3,740	44	636	24,488
Income (expenses)	(9,247)	(2,992)	(2,581)	419	(24)	(14,425)
Selling	-	(2,520)	(2,320)	(20)	(24)	(4,884)
General and administrative	(155)	(161)	(85)	(689)	-	(1,090)
Exploration costs	(803)	-	-	-	-	(803)
Research and development	(232)	(11)	(10)	(102)	-	(355)
Other taxes	(478)	(137)	(31)	(306)	-	(952)
Impairment of assets	(7,364)	164	36	(175)	-	(7,339)
Other income and expenses	(215)	(327)	(171)	1,711	-	998
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	7,050	779	1,159	463	612	10,063
Net finance income (expense)	-	-	-	(9,630)	-	(9,630)
Results in equity-accounted investments	(181)	(437)	128	(169)	-	(659)
Net income / (loss) before income taxes	6,869	342	1,287	(9,336)	612	(226)
Income taxes	(2,398)	(265)	(393)	4,438	(208)	1,174
Net income (loss) for the year	4,471	77	894	(4,898)	404	948
Attributable to:
Shareholders of Petrobras	4,475	111	821	(4,670)	404	1,141
Non-controlling interests	(4)	(34)	73	(228)	-	(193)

						2019
	Exploration and Production	Refining, Transportation & Marketing	Gas & Power	Corporate and other business	Eliminations	Total

Sales revenues	50,462	67,538	11,493	1,221	(54,125)	76,589
Intersegments	49,400	9,432	3,308	226	(54,125)	8,241
Third parties	1,062	58,106	8,185	995	-	68,348
Cost of sales	(27,304)	(61,578)	(7,713)	(1,167)	52,030	(45,732)
Gross profit (loss)	23,158	5,960	3,780	54	(2,095)	30,857
Income (expenses)	(4,181)	(4,334)	2,580	(4,282)	(26)	(10,243)
Selling	-	(2,164)	(2,260)	(31)	(21)	(4,476)
General and administrative	(254)	(336)	(134)	(1,401)	1	(2,124)
Exploration costs	(799)	-	-	-	-	(799)
Research and development	(394)	(11)	(15)	(156)	-	(576)
Other taxes	(127)	(151)	(152)	(189)	-	(619)
Impairment of assets	(1,956)	(697)	(194)	1	(2)	(2,848)
Other income and expenses	(651)	(975)	5,335	(2,506)	(4)	1,199
Income (loss) before net finance income (expense), results of equity-accounted investments and income taxes	18,977	1,626	6,360	(4,228)	(2,121)	20,614
Net finance income (expenses)	-	-	-	(8,764)	-	(8,764)
Results in equity-accounted investments	86	(151)	103	115	-	153
Net income / (loss) before income taxes	19,063	1,475	6,463	(12,877)	(2,121)	12,003
Income taxes	(6,451)	(552)	(2,162)	4,245	720	(4,200)
Net income from continuing operations for the year	12,612	923	4,301	(8,632)	(1,401)	7,803
Net income from discontinued operations for the year	-	-	3	2,557	-	2,560
Net income for the year	12,612	923	4,304	(6,075)	(1,401)	10,363

Net income attributable to shareholders of Petrobras	12,624	1,021	4,180	(6,273)	(1,401)	10,151
Net income from continuing operations	12,624	1,021	4,179	(8,763)	(1,401)	7,660
Net income from discontinued operations	-	-	1	2,490	-	2,491

Non-controlling interests	(12)	(98)	124	198	−	212
Net income from continuing operations	(12)	(98)	121	132	-	143
Net income from discontinued operations	-	-	3	66	-	69

In the year ended December 31, 2019, the consolidated amounts of intersegment sales (remaining after eliminations) relate to sales from the Refining, Transportation & Marketing to BR, which is presented as discontinued operation, in 2019, within Corporate and other business.

12.1.	Accounting policy for operating segments

The information related to the Company’s operating segments is prepared based on available financial information directly attributable to each segment, or items that can be allocated to each segment on a reasonable basis. This information is presented by business activity, as used by the Company’s Board of Executive Officers (Chief Operating Decision Maker – CODM) in the decision-making process of resource allocation and performance evaluation.

The measurement of segment results includes transactions carried out with third parties, including associates and joint ventures, as well as transactions between operating segments. Transfers between operating segments are recognized at internal transfer prices derived from methodologies that take into account market parameters and are eliminated only to provide reconciliations to the consolidated financial statements.

The Company's business segments disclosed separately are:

Exploration and Production (E&P): this segment covers the activities of exploration, development and production of crude oil, NGL (natural gas liquid) and natural gas in Brazil and abroad, for the primary purpose of supplying its domestic refineries. The E&P segment also operates through partnerships with other companies and includes holding interest in foreign entities operating in this segment.

As an energy Company with a focus on oil and gas, intersegment sales revenue refers mainly to oil transfers to the Refining, Transportation and Marketing segment, aiming to supply the Company's refineries and meet the domestic demand for oil products. These transactions are measured by internal transfer prices based on international oil prices and their respective exchange rate impacts, taking into account the specific characteristics of the transferred oil stream.

In addition, the E&P segment revenues include transfers of natural gas to the natural gas processing plants within Gas and Power segment. These transactions are measured at internal transfer prices based on the international prices of this commodity.

Revenue from sales to third parties mainly reflects services rendered relating to E&P activities, sales of the E&P’s natural gas processing plants, as well as the oil and natural gas operations carried out by subsidiaries abroad.

Refining, Transportation and Marketing (RT&M): this segment covers the refining, logistics, transport and trading of crude oil and oil products activities in Brazil and abroad, as well as exports of ethanol. This segment also includes the petrochemical operations, such as extraction and processing of shale and holding interests in petrochemical companies in Brazil.

This segment carries out the acquisition of crude oil from the E&P segment, imports oil for refinery slate, and acquires oil products in international markets taking advantage of the existing price differentials between the cost of processing domestic oil and that of importing oil products.

Intersegment revenues primarily reflect the sale of oil products to the distribution business at market prices and the operations for the Gas and Power and E&P segments at internal transfer price.

Revenues from sales to third parties primarily reflect the trading of oil products in Brazil and the export and trade of oil and oil products by foreign subsidiaries.

Gas and Power (G&P): this segment covers the activities of logistic and trading of natural gas and electricity, transportation and trading of LNG (liquefied natural gas), generation and electricity by means of thermoelectric power plants, as well as holding interests in transporters and distributors of natural gas in Brazil and abroad. It also includes natural gas processing and fertilizers production.

Intersegment revenues primarily reflect the transfers of natural gas processed, liquefied petroleum gas (LPG) and NGL to the RT&M segment. These transactions are measured at internal transfer prices.

This segment purchases national natural gas from the E&P segment, from partners and third parties, imports natural gas from Bolivia and LNG to meet national demand.

Revenues from sales to third parties primarily reflect natural gas processed to distributors, as well as generation and trading of electricity.

Corporate and other businesses comprise items that cannot be attributed to the other segments, as well as the distribution and biofuels businesses. Corporate items comprise those related to corporate financial management, corporate overhead and other expenses, including actuarial expenses related to the pension and medical benefits for retired employees and their dependents. The distribution businesses reflect the equity interest in the associate Vibra Energia, formerly Petrobras Distribuidora, until July 2021, when the Company sold its remaining interest in this associate, and oil products distribution businesses abroad (South America). The biofuels business reflects the activities of producing biodiesel, and its co-products and ethanol.